CONSOLIDATED BALANCE SHEETS (UNAUDITED) (Parenthetical) - USD ($)	Apr. 30, 2016	Jul. 31, 2015	Jul. 31, 2014
Statement of Financial Position [Abstract]
Accumulated depreciation	$ 2,738	$ 1,520	$ 0
Discount on convertible notes payable, current	789,723	512,883	0
Discount on convertible notes payable, noncurrent	$ 1,029,704	$ 1,093,340	$ 955,723
Common stock, par value (in dollars per share)	$ 0.0010	$ 0.0010	$ 0.0010
Common stock, authorized	480,000,000	480,000,000	480,000,000
Common stock, issued	3,768,957	2,010,628	780,418
Common stock, outstanding	3,768,957	2,010,628	780,418
Preferred stock, par value (in dollars per share)	$ 0.0010	$ 0.0010	$ 0.0010
Preferred stock, authorized	20,000,000	20,000,000	20,000,000
Preferred stock, issued	1,000,000	1,000,000	1,000,000
Preferred stock, outstanding	1,000,000	1,000,000	1,000,000